TAPPALPHA SPY GROWTH & DAILY INCOME ETF
Schedule of Investments
March 31, 2025 (unaudited)
		Shares	Value
98.98%	EXCHANGE TRADED FUNDS
98.98%	LARGE CAP
	SPDR S&P 500 ETF Trust	55,343	30,958,321

98.98%	TOTAL EXCHANGE TRADED FUNDS		30,958,321

0.17%	MONEY MARKET FUND
	First American Money Market Funds 4.270%(B)	54,607	54,607

99.15%	TOTAL INVESTMENTS		31,012,928

0.85%	Other assets, net of liabilities		265,312
100.00%	NET ASSETS		$31,278,240

	(A)Non-income producing
	(B)Effective 7 day yield as of March 31,2025

TAPPALPHA SPY GROWTH & DAILY INCOME ETF
Schedule of Options Written
March 31, 2025 (unaudited)
0.00%	OPTIONS WRITTEN
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
0.00%	CALL
	SPDR S&P 500 ETF Trust	55	3,076,645	5,620.00	03/31/2025	(550)

0.00%	TOTAL OPTIONS WRITTEN					(550)

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of March 31, 2025:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
EXCHANGE TRADED FUNDS	$30,958,321			30,958,321
MONEY MARKET FUND	54,607			54,607
TOTAL INVESTMENTS	$31,012,928	-	-	$31,012,928
OPTIONS WRITTEN		(550)		(550)
TOTAL SHORT INVESTMENTS	-	(550)		$(550)

The cost of investments for Federal income tax purposes has been estimated a/o March 31, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $32,334,450, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation
Gross unrealized depreciation	(1,322,072)
Net unrealized appreciation	$(1,322,072)